Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
3.	Leases

The Company leases real property, equipment and vehicles under cancelable and non-cancelable leases. Certain of the Company's lease agreements provide standard renewal options and recurring escalations of lease payments for, among other things, increases in the lessors' maintenance costs and taxes. Future minimum operating and capital lease payments for the next five years ending December 31 and thereafter, including amounts relating to leased hospitals, are summarized in the table below (in thousands).

	Operating			Capital
	Real Property	Real Property Master Leases	Equipment	Real Property and Equipment	Totals

2012	$37,545	$19,252	$68,848	$22,722	$148,367
2013	30,787	17,581	54,827	17,468	120,663
2014	25,755	13,731	37,153	15,934	92,573
2015	21,987	13,219	24,653	15,678	75,537
2016	19,210	11,251	9,009	12,013	51,483
Thereafter	67,539	39,171	4,940	95,417	207,067

Total minimum payments	$202,823	$114,205	$199,430	179,232	$695,690

Less amounts representing interest				(74,820)

Present value of minimum lease payments				$104,412

The Company has entered into several real property master leases with unrelated entities in the ordinary course of business. These leases are for buildings on or near hospital properties that are either subleased to unrelated third parties or used by the local hospital in its daily operations. The Company also owns medical office buildings that are leased to unrelated third parties or used for internal purposes.

Including acquisition transactions, the Company entered into capital leases for real property and equipment of approximately $63.3 million, $12.6 million and $3.0 million during the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense pertaining to property, plant and equipment under capital lease arrangements is included with depreciation and amortization expense in the consolidated statements of income.

The table below summarizes the Company's assets under capital lease arrangements and other assets that are directly related to the Company's leasing activities (e.g., leasehold improvements, contractual rights to operate hospitals, etc.), including a non-cash real property addition of approximately $22.5 million at a Company hospital during the year ended December 31, 2010.

	December 31,
	2011	2010
	(in thousands)

Property, plant and equipment under capital lease arrangements and other capitalized assets relating to leasing activities	$1,265,758	$1,124,185
Accumulated depreciation and amortization	(572,111)	(522,432)

Net book value	$693,647	$601,753